UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2024	$ 0	$ 89,697	$ (76)	$ (2,088)	$ 24,436	$ 111,969
Balance, shares at Dec. 31, 2024	11,214,831
Comprehensive income (loss)	$ 0	0	575	0	12,096	12,671
Exercise of option	$ 0	0	0	0	0	0
Exercise of option, shares	142,981
Issuance of common shares on public offering, net of issuance costs	$ 0	39,415	0	0	0	39,415
Issuance of common shares on public offering, net of issuance costs, shares	1,625,000
Exercise of the underwriters' option on public offering, net of issuance costs	$ 0	5,953	0	0	0	5,953
Exercise of the underwriters' option on public offering, net of issuance costs, shares	242,298
Share based compensation	$ 0	680	0	0	0	680
Balance at Sep. 30, 2025	$ 0	135,745	499	(2,088)	36,532	170,688
Balance, shares at Sep. 30, 2025	13,225,110
Balance at Jun. 30, 2025	$ 0	135,578	600	(2,088)	31,691	165,781
Balance, shares at Jun. 30, 2025	13,161,762
Comprehensive income (loss)	$ 0	0	(101)	0	4,841	4,740
Exercise of option	$ 0	0	0	0	0	0
Exercise of option, shares	63,348
Share based compensation	$ 0	167	0	0	0	167
Balance at Sep. 30, 2025	$ 0	135,745	499	(2,088)	36,532	170,688
Balance, shares at Sep. 30, 2025	13,225,110
Balance at Dec. 31, 2025	$ 0	136,578	643	(2,088)	41,258	176,391
Balance, shares at Dec. 31, 2025	13,257,610
Comprehensive income (loss)	$ 0		(192)	0	19,148	18,956
Exercise of option	$ 0	136	0	0	0	136
Exercise of option, shares	15,000
Share based compensation	$ 0	1,335	0	0	0	1,335
Balance at Sep. 30, 2026	$ 0	138,049	451	(2,088)	60,406	196,818
Balance, shares at Sep. 30, 2026	13,272,610
Balance at Jun. 30, 2026	$ 0	137,567	727	(2,088)	52,729	188,935
Balance, shares at Jun. 30, 2026	13,272,610
Comprehensive income (loss)	$ 0	0	(276)	0	7,677	7,401
Share based compensation	0	482	0	0	0	482
Balance at Sep. 30, 2026	$ 0	$ 138,049	$ 451	$ (2,088)	$ 60,406	$ 196,818
Balance, shares at Sep. 30, 2026	13,272,610